Other Long-term Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities
OTHER LONG-TERM LIABILITIES

($ millions)	2019	2018
Long-term compensation liability (1)	10.8	3.5
Lease inducement (2)	—	36.4
Onerous contracts provision (2)	—	8.4
Other long-term liabilities	10.8	48.3

(1)	Long-term compensation liability relates to share-based compensation. See Note 24 - "Share-based Compensation" for additional information.

(2)
On adoption of IFRS16, the Company elected to use the practical expedient to apply the previous assessment under IAS 37 for onerous contracts and deferred lease inducements. See Note 4 - "Changes in Accounting Policies" for additional information.